Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Carrying value and fair value of financial assets
Carrying value and fair value of financial assets and liabilities are summarized as follows:

	December 31, 2017		December 31, 2016
	Carrying	Fair	Carrying	Fair
Classification (000s)	Value	Value	Value	Value
Financial assets at fair value through profit or loss	$47,449	$47,449	$31,468	$31,468
Loans and receivables	18,090	18,090	33,159	33,159
Financial liabilities at fair value through profit or loss	7,970	7,970	72,655	72,655
Other liabilities	97,103	98,329	35,691	35,691

Carrying value and fair value of financial liabilities
Carrying value and fair value of financial assets and liabilities are summarized as follows:

	December 31, 2017		December 31, 2016
	Carrying	Fair	Carrying	Fair
Classification (000s)	Value	Value	Value	Value
Financial assets at fair value through profit or loss	$47,449	$47,449	$31,468	$31,468
Loans and receivables	18,090	18,090	33,159	33,159
Financial liabilities at fair value through profit or loss	7,970	7,970	72,655	72,655
Other liabilities	97,103	98,329	35,691	35,691

Schedule of outstanding derivative commodity contract positions
The following table summarizes TransGlobe’s outstanding derivative commodity contract positions as at December 31, 2017:

Financial Brent Crude Oil Contracts
Transaction Date	Period Hedged	Contract	Volume bbl	Bought Put USD$/bbl	Sold Call USD$/bbl	Sold Put USD$/bbl
7-Apr-17	Mar-18	3-Way Collar	250,000	53.00	61.15	44.00
12-Apr-17	Jun-18	3-Way Collar	250,000	54.00	63.10	45.00
12-Apr-17	Sep-18	3-Way Collar	250,000	54.00	64.15	45.00
12-Apr-17	Dec-18	3-Way Collar	250,000	54.00	65.45	45.00
23-May-17	Jul 2020 - Dec 2020[1]	3-Way Collar	300,000	54.00	63.45	45.00
31-Aug-17	Jan 2020 - Jun 2020[2]	3-Way Collar	300,000	54.00	61.25	46.50
12-Oct-17	Jan 2019 - Dec 2019[3]	3-Way Collar	396,000	53.00	62.10	46.00
26-Oct-17	Jan 2019 - Dec 2019[4]	3-Way Collar	399,996	54.00	61.35	46.00
1. 50,000 bbls per calendar month through Jul 2020 - Dec 2020
2. 50,000 bbls per calendar month through Jan 2020 - Jun 2020
3. 33,000 bbls per calendar month through Jan 2019 - Dec 2019
4. 33,333 bbls per calendar month through Jan 2019 - Dec 2019

Financial WTI Crude Oil Contracts
Transaction Date	Period Hedged	Contract	Volume bbl	Sold Swap USD$/bbl	Bought Put CAD$/bbl	Sold Call CAD$/bbl
15-Dec-17	Jan 2018 - Dec 2018[1]	Swap	60,225	56.35	—	—
15-Dec-17	Jan 2018 - Dec 2018[1]	Put Option	60,225	—	64.00	—
15-Dec-17	Jan 2018 - Dec 2018[1]	Call Option	60,255	—	—	78.85
1. 165 bbls per day

Schedule of loss on financial instruments
The loss on financial instruments for 2017 and 2016 was comprised of the following:

(000's)	December 31, 2017	December 31, 2016
Realized derivative loss on commodity contracts settled during the year	2,871	956
Unrealized derivative loss on commodity contracts outstanding at the end of the year	7,970	—
Fair value adjustment on convertible debentures - (Note 21)	151	7,027
	10,992	7,983

Credit risk related to trade receivables

(000s)	December 31, 2017	December 31, 2016
Neither impaired nor past due	$10,534	$620
Impaired (net of valuation allowance)
Not impaired and past due in the following period:
Within 30 days	3,804	—
31-60 days	2,575	—
61-90 days	—	—
Over 90 days	1,177	14,216
	$18,090	$14,836

Contractual maturities of financial liabilities
The following are the contractual maturities of financial liabilities at December 31, 2017:

(000s)		Payment Due by Period1 2
	Recognized
	in Financial	Contractual	Less than
	Statements	Cash Flows	1 year	1-3 years	4-5 years
Accounts payable and accrued liabilities	Yes - Liability	$27,104	$27,104	$—	$—
Long-term debt	Yes - Liability	69,999	—	11,207	58,792
Financial derivative instruments	Yes - Liability	7,970	4,015	3,955	—
Office and equipment leases[3]	No	3,587	1,707	1,880	—
Minimum work commitments[4]	No	5,129	5,129	—	—
Total		$113,789	$37,955	$17,042	$58,792
[1] Payments exclude on-going operating costs, finance costs and payments required to settle derivatives.
[2] Payments denominated in foreign currencies have been translated at December 31, 2017 exchange rates.
[3] Office and equipment leases include all drilling rig contracts.
[4] Minimum work commitments include contracts awarded for capital projects and those commitments related to exploration and drilling obligations (see Note 22).
Based on the Company's current forecast of future production and current Brent Crude prices the estimated future debt payments on long-term debt as of December 31, 2017 are as follows:

(000s)
2018	$—
2019	—
2020	—
2021	58,792
$58,792

Disclosure of objectives, policies and processes for managing capital
The Company defines and computes its capital as follows:

(000s)	2017	2016
Long-term debt, including the current portion (net of unamortized transaction costs)	69,999	—
Long-term note payable, including the current portion	—	11,162
Convertible debentures	—	72,655
Working capital	(50,639)	16,764
Net debt obligations	$19,360	$100,581
Shareholders’ equity	210,007	285,316
Total capital	$229,367	$385,897

The Company’s net debt-to-funds flow ratio is computed as follows:

(000s)	2017	2016
Long-term debt, including the current portion (net of unamortized transaction costs)	$69,999	$—
Long-term note payable, including the current portion	—	11,162
Convertible debentures	—	72,655
Working capital	(50,639)	16,764
Net debt obligations	19,360	100,581

Cash flow from operating activities	59,450	(1,065)
Changes in non-cash working capital	(3,858)	(7,296)
Funds flow from operations (Note 28)	$55,592	$(8,361)
Ratio	0.3	(12.0)